Financial risk management and financial instruments - Contractual Cash Flows (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017
Financial risk management and financial instruments
Contractual cash flows, financial assets	R 51,467	R 60,361
Contractual cash flows, non-derivative liabilities	(169,386)	(123,012)
Contractual cash flows, financial liabilities	(172,425)	(124,991)
Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	47,507	58,277
Contractual cash flows, non-derivative liabilities	(46,704)	(38,751)
Contractual cash flows, financial liabilities	(49,743)	(39,660)
One to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,514	777
Contractual cash flows, non-derivative liabilities	(86,415)	(68,332)
Contractual cash flows, financial liabilities	(86,415)	(68,332)
More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	2,446	1,307
Contractual cash flows, non-derivative liabilities	(36,267)	(15,929)
Contractual cash flows, financial liabilities	(36,267)	(16,999)
Long-term debt
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(139,294)	(94,044)
Long-term debt | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(16,612)	(9,783)
Long-term debt | One to five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(86,415)	(68,332)
Long-term debt | More than five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(36,267)	(15,929)
Short-term debt
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(1,946)	(2,625)
Short-term debt | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(1,946)	(2,625)
Trade and other payables
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(26,518)	(26,131)
Trade and other payables | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(26,518)	(26,131)
Bank overdraft
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(89)	(123)
Bank overdraft | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(89)	(123)
Financial guarantees
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(1,539)	(89)
Financial guarantees | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(1,539)	(89)
Foreign exchange contracts
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(1,217)	(904)
Foreign exchange contracts | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(1,217)	(904)
Coal swaps
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(414)	(2)
Coal swaps | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(414)	(2)
Zero cost collar
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(1,317)	(3)
Zero cost collar | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(1,317)	(3)
Crude oil futures
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(91)
Crude oil futures | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(91)
Interest rate swap
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(1,070)
Interest rate swap | More than five years
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(1,070)
Non-derivative instruments
Financial risk management and financial instruments
Contractual cash flows, financial assets	48,513	57,111
Non-derivative instruments | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	44,799	55,027
Non-derivative instruments | One to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,514	777
Non-derivative instruments | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	2,200	1,307
Long-term receivables
Financial risk management and financial instruments
Contractual cash flows, financial assets	3,786	2,003
Long-term receivables | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	97
Long-term receivables | One to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,489	696
Long-term receivables | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	2,200	1,307
Trade and other receivables
Financial risk management and financial instruments
Contractual cash flows, financial assets	26,648	24,675
Trade and other receivables | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	26,648	24,675
Cash restricted for use
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,980	1,803
Cash restricted for use | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,980	1,803
Cash
Financial risk management and financial instruments
Contractual cash flows, financial assets	15,148	27,643
Cash | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	15,148	27,643
Investments in financial assets | Assets, Available-for-sale
Financial risk management and financial instruments
Contractual cash flows, financial assets	926	906
Investments in financial assets | Assets, Available-for-sale | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	926	906
Investments in financial assets | Assets, Held-to-maturity
Financial risk management and financial instruments
Contractual cash flows, financial assets	25	81
Investments in financial assets | Assets, Held-to-maturity | One to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	25	81
Foreign exchange contracts
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,214	515
Foreign exchange contracts | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,214	515
Interest rate swap
Financial risk management and financial instruments
Contractual cash flows, financial assets	246
Interest rate swap | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	246
Zero cost collar
Financial risk management and financial instruments
Contractual cash flows, financial assets	979	1,546
Zero cost collar | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	979	1,546
Crude oil options
Financial risk management and financial instruments
Contractual cash flows, financial assets	482	1,116
Crude oil options | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	482	1,116
Ethane swaps
Financial risk management and financial instruments
Contractual cash flows, financial assets	33
Ethane swaps | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	R 33
Crude oil futures
Financial risk management and financial instruments
Contractual cash flows, financial assets		52
Crude oil futures | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets		52
Coal swaps
Financial risk management and financial instruments
Contractual cash flows, financial assets		21
Coal swaps | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets		R 21